Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
REVENUES	$ 126,883	$ 113,990	$ 99,175
COST OF REVENUES	42,399	38,313	33,875
GROSS MARGIN	84,484	75,677	65,300
EXPENSES
Sales and marketing	13,765	13,009	11,492
Research and development	21,269	19,044	16,971
General and administrative	15,691	14,272	13,633
Other charges (Note 18)	2,364	2,131	3,995
Amortization of intangible assets	14,202	11,996	11,471
	67,291	60,452	57,562
INCOME FROM OPERATIONS	17,193	15,225	7,738
INTEREST EXPENSE	(45)	(9)	(14)
INVESTMENT INCOME	73	174	209
INCOME BEFORE INCOME TAXES	17,221	15,390	7,933
INCOME TAX EXPENSE (RECOVERY) (Note 17)
Current	2,078	1,438	277
Deferred	(853)	1,926	(3,883)
	1,225	3,364	(3,606)
NET INCOME	$ 15,996	$ 12,026	$ 11,539
EARNINGS PER SHARE (Note 14)
Basic (in Dollars per share)	$ 0.26	$ 0.19	$ 0.19
Diluted (in Dollars per share)	$ 0.25	$ 0.19	$ 0.18
WEIGHTED AVERAGE SHARES OUTSTANDING (thousands)
Basic (in Shares)	62,556	62,218	61,523
Diluted (in Shares)	63,860	63,400	62,888